Document And Entity Information	Oct. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2023
Entity Registrant Name	Ooma, Inc.
Entity Central Index Key	0001327688
Entity Emerging Growth Company	false
Securities Act File Number	001-37493
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1713274
Entity Address, Address Line One	525 ALMANOR AVENUE
Entity Address, Address Line Two	SUITE 200
Entity Address, City or Town	SUNNYVALE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	566-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	OOMA
Security Exchange Name	NYSE